CONSOLIDATED STATEMENTS OF MEMBER'S INTEREST - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Jun. 30, 2015		Sep. 30, 2014		Jun. 30, 2014		Sep. 30, 2013		Jun. 30, 2015		Jun. 30, 2014		Jun. 30, 2013
Balance			$ 401.3				$ 558.8		$ 401.3		$ 558.8		$ 365.9
Capital (distributed)/contributed (non-cash)									385.0		5.6		344.0
Capital contributed (cash)									385.0		5.6		344.0
Non-cash distributions to parent, net											(6.0)		(5.3)
Reclassification of common unit liability to additional paid in capital									490.2
Distributions to parent											(1.2)
Preferred stock-based compensation									95.0		0.4		0.9
Foreign currency translation adjustment									(22.3)		19.2		(4.8)
CII Preferred Units issued for Corelink Data Centers, LLC purchase											1.6
Net loss	$ 5.2	[1]	(110.3)	[1]	$ (70.0)	[2],[3]	(27.5)	[2]	(155.1)	[1]	(177.1)	[2]	(141.9)
Balance	1,194.1				401.3				1,194.1		401.3		558.8
Members Interest [Member]
Balance			728.9				728.5		728.9		728.5		388.9
Capital contributed (cash)									385.0		5.6		344.0
Non-cash distributions to parent, net											(6.0)		(5.3)
Reclassification of common unit liability to additional paid in capital									490.2
Distributions to parent											(1.2)
Preferred stock-based compensation									95.0		0.4		0.9
CII Preferred Units issued for Corelink Data Centers, LLC purchase											1.6
Balance	1,699.1				728.9				1,699.1		728.9		728.5
Accumulated Other Comprehensive Income/(Loss) [Member]
Balance			14.4				(4.8)		14.4		(4.8)
Foreign currency translation adjustment									(22.3)		19.2		(4.8)
Balance	(7.9)				14.4				(7.9)		14.4		(4.8)
Accumulated Deficit [Member]
Balance			$ (342.0)				$ (164.9)		(342.0)		(164.9)		(23.0)
Net loss									(155.1)		(177.1)		(141.9)
Balance	$ (497.1)				$ (342.0)				$ (497.1)		$ (342.0)		$ (164.9)

[1]	The Company realized an increase in revenue and operating expenses beginning July 1, 2014 as a result of the acquisition of AtlantaNap and Neo.
[2]	The Company realized an increase in revenue and operating expenses beginning August 1, 2013 as a result of the acquisition of Corelink.
[3]	The Company realized an increase in revenue and operating expenses beginning May 16, 2014 as a result of the acquisition of Geo.